Inventories - Additional Information (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Inventories Explanatory [Abstract]
Depreciation and depletion included in inventories	$ 23,894	$ 21,519
Employee benefits expense	$ 38,318	$ 34,017
Percentage of payroll and employee benefits included in production costs	49.00%